Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Receivables/ (Payables) to Affiliates

The Company reported the following receivables/ (payables) to affiliates as of December 31, 2015 and December 31, 2014 ($ in thousands):

	December 31, 2015	December 31, 2014
Resolution	$(2,623)	$(4,509)
Lanis	$(1,742)	$(1,564)

Predecessor
Schedule of Ceded Reinsurance Agreements Reported in Statements of Operations and Comprehensive Income

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income.

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Premiums and contract charges	$244,797	$962,576
Interest credited to contractholder funds, contract benefits and expenses	336,122	1,505,010